Note 5 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Renewal Term (Year)	15 years
Operating Lease, Expense	$ 53,906	$ 49,544
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	15 years